Dividends, Bonus issue and Buyback of equity shares - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions					12 Months Ended
		Dec. 03, 2024 INR (₨) ₨ / shares shares	Nov. 21, 2024 ₨ / shares	Mar. 25, 2022 ₨ / shares	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares	Dec. 04, 2024 shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares				₨ 5	₨ 6		₨ 1	₨ 6
Number of shares approved for buyback | shares							269,662,921
Buy back shares per share | ₨ / shares							₨ 445
Total cash outflow on buyback of shares							₨ 145,173
Payments on buyback of shares					₨ 0	$ 0	145,173	₨ 0
Reduction in share capital related to buyback							539
Tax on Buyback of Shares							24,783
Transaction costs related to buyback							390
Bonus Issued Ratio		100.00%	100.00%		100.00%	100.00%
Par value per share | ₨ / shares		₨ 2	₨ 2		₨ 2
Alloted shares | shares		1,274,805							5,232,094,402
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital		₨ 10,467
Securities premium reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares							3,768
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital	[1]				₨ (5,613)
Retained earnings [member]
Disclosure of dividends [line items]
Payments on buyback of shares							141,405
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital	[1]				(3,193)
Capital Redemption Reserve [Member]
Disclosure of dividends [line items]
Payments on buyback of shares							₨ 539
Transferred from capital redemption reserves, securities premium and retained earnings to the share capital					₨ (1,661)

[1]	Refer to Note 22